Schedule of maximum exposure to credit risk by credit risk rating categories (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,004,277	$ 2,553,049		$ 946,877
Contract assets	4,564,004	5,813,629		4,192,619
Loans to third parties	1,479,778	1,884,941
Cash and cash equivalents	894,858	1,139,870	$ 596,554	759,891	$ 1,868,461	$ 1,613,282
Loss allowance		(74,815)		(466,579)
Gross carrying amount [member] | Lifetime expected credit losses [member]
IfrsStatementLineItems [Line Items]
Trade receivables		2,581,516		996,732
Contract assets		5,859,977		4,210,736
Other receivables (excluded prepayments)		353,700		741,461
Gross carrying amount [member] | 12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Loans to third parties		1,884,941
Cash and cash equivalents		1,139,870		759,891
Allowance for credit losses [member] | Lifetime expected credit losses [member]
IfrsStatementLineItems [Line Items]
Trade receivables		(28,467)		(49,855)
Contract assets		(46,348)		(18,117)
Other receivables (excluded prepayments)				(398,607)
Allowance for credit losses [member] | 12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Loans to third parties
Cash and cash equivalents
Carrying amount [member] | Lifetime expected credit losses [member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,004,277	2,553,049	743,348	946,877
Contract assets	4,564,004	5,813,629	3,291,426	4,192,619
Other receivables (excluded prepayments)	277,673	353,700	269,158	342,854
Carrying amount [member] | 12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Loans to third parties	1,479,778	1,884,941
Cash and cash equivalents	$ 894,858	$ 1,139,870	$ 596,554	$ 759,891